Financial risk management (Details 1) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Net position assets/(liabilities)	$ (52,975)	$ (669)
United States of America, Dollars
IfrsStatementLineItems [Line Items]
Net position assets/(liabilities)	(51,865)	(551)
China, Yuan Renminbi
IfrsStatementLineItems [Line Items]
Net position assets/(liabilities)	(284)
Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Net position assets/(liabilities)	(537)	(118)
Switzerland, Francs
IfrsStatementLineItems [Line Items]
Net position assets/(liabilities)	$ (289)